Loans and borrowings (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 59,135	$ 630	₨ 38,045
Pre-shipment credit [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	19,600		32,855
Working capital borrowings
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	39,535		5,129
Bank overdraft [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 0		₨ 61